Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 103,333	$ 167,289
Less: accumulated depreciation	(31,570)	(118,896)
Property and equipment, net	71,763	48,393
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	17,394	120,271
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 85,939	$ 47,018